Share-Based Payment Arrangements - Summary of Granted 2021 RSAs (Detail) - 2021 Restricted Stock Award [Member] shares in Millions	12 Months Ended
Dec. 31, 2022 TWD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	0.0
Issuance of stocks	1.4
Balance, end of year	1.4
Weighted-average fair value of RSAs | $	$ 325.81